Label	Element	Value
Aberdeen Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000887210_SupplementTextBlock

Aberdeen Select International Equity Fund (formerly known as the Artio International Equity Fund)

Aberdeen Select International Equity Fund II (formerly known as the Artio International Equity Fund II)

Aberdeen Total Return Bond Fund (formerly known as the Artio Total Return Bond Fund)

Aberdeen Global High Income Fund (formerly known as the Artio Global High Income Fund)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as the Artio Global Select Opportunities Fund Inc.)

Supplement dated May 22, 2013 to the prospectus dated March 1, 2013

The supplement indicates the changes to the Fund's registration statement following a (i) new investment advisory agreement between the Artio Global Funds and Aberdeen Asset Management Inc. and (ii) a new sub-advisory agreement between Artio International Equity Fund, Artio International Equity Fund II, Artio Select Opportunities Fund Inc., and Aberdeen Asset Managers Limited. In addition, the Fund Boards approved a new distribution agreement with Aberdeen Fund Distributors LLC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE.

The Artio Global Funds have been renamed and all references to the former fund names refer to the new fund name, as detailed in the table below. The Fund abbreviations used in this document are also indicated in the table below.

Former Fund Name	New Fund Name	Fund Abbreviation Used
Artio International Equity Fund	Aberdeen Select International Equity Fund	International Equity Fund
Artio International Equity Fund II	Aberdeen Select International Equity Fund II	International Equity Fund II
Artio Total Return Bond Fund	Aberdeen Total Return Bond Fund	Total Return Bond Fund
Artio Global High Income Fund	Aberdeen Global High Income Fund	Global High Income Fund
Artio Select Opportunities Fund Inc.	Aberdeen Global Select Opportunities Fund Inc.	Global Select Opportunities Fund

The Artio Emerging Markets Local Debt Fund was liquidated on April 19, 2013. Any and all references to the Artio Emerging Markets Local Debt Fund are removed.

Aberdeen Asset Management Inc. replaced Artio Global Management LLC as the Investment Adviser for the Funds. All references to Artio Global as the Adviser are replaced with references to Aberdeen Asset Management Inc.

Aberdeen Fund Distributors LLC replaced Quasar Distributors LLC as the principal underwriter for the Fund. All references to Quasar Distributors LLC is replaced with references to Aberdeen Fund Distributors LLC.

Fund Summaries Changes (pages 2-62)

Certain headings in the "Fund Summaries" section have been renamed as indicated below:

Former Heading	New Heading
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Shareholder Fees (Fees Paid Directly From Your Investment)
Expense Example	Example
Principal Investment Strategies	Principal Strategies
Principal Investment Risks	Principal Risks
Fund Management	Investment Adviser
Purchase and Redemption of Fund Shares	Purchase and Sale of Fund Shares
Payments to Brokers and Other Financial Intermediaries	Payments to Brokers-Dealers and Other Financial Intermediaries

Updated performance information for each Fund will be available at each Fund's website, as indicated below:

Fund	Website
International Equity Fund	www.aberdeen-asset.us/SelectInternational
International Equity Fund II	www.aberdeen-asset.us/SelectInternationalII
Total Return Bond Fund	www.aberdeen-asset.us/TotalReturn
Global High Income Fund	www.aberdeen-asset.us/GlobalHighIncome
Global Select Opportunities Fund Inc.	www.aberdeen-asset.us/GlobalSelectOpportunities

The Principal Investment Strategies and Principal Investment Risks sections beginning on page 3 for the International Equity Fund are replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Select International Equity Fund
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

For purposes of the 80% policy, the Fund invests in equity securities issued by companies that are located in, or that derive their highest concentration of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered emerging market countries. Equity securities include but are not limited to, common stock, preferred stock and depositary receipts.

The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies.

The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 13.93% of its net assets invested in emerging market securities. Please go to http://www.aberdeen-asset.us/doc.nsf/Lit/FactsheetUSOpenSelectInternationalEquity for a more current percentage of the Fund invested in emerging market securities.

The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Small and Medium-Sized Company Risk: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small and medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small and medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following paragraph is added to the beginning of the Performance section on page 8 for the International Equity Fund, page 18 for the International Equity Fund II, and page 59 for the Global Select Opportunities Fund:

Effective May 22, 2013, Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited were appointed as investment adviser and subadviser, respectively, to the Fund. The returns for the Fund prior to May 22, 2013 reflect the performance of a portfolio management team from Artio Global Management LLC, the previous investment adviser.